Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents [text block]
14. Cash and cash equivalents
As of December 31, cash and cash equivalents were as follows:

	2025	2024
Corporate cash and cash equivalents	424,498	189,029
Merchants' cash and cash equivalents (i)	295,399	236,143
Total	719,897	425,172
As of December 31, 2025, US$719,897 (US$425,172 on December 31, 2024) represents cash on hand, demand deposits and other short-term liquid financial instruments
(i)